Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 05, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The information below is provided in accordance with the SEC pay versus performance disclosure rules set forth in Item 402(v) of Regulation S-K under the Exchange Act.
2024 Pay Versus Performance Table

	Summary Compensation Table Total ($)(1)		Compensation Actually Paid ($)(2)
Fiscal Year	PEO (Jacobs)	PEO (Meller)	To PEO (Jacobs)	To PEO (Meller)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net Income ($M)(4)
2024	189,367,735	4,036,928	251,228,687	4,036,928	14,102,512	18,165,309	56.12	27.97
2023	n/a	1,163,706	n/a	1,163,706	297,965	303,565	402.40	(1.07)
2022	n/a	1,070,101	n/a	1,070,101	277,089	290,571	66.22	(0.28)

(1)
Brad Jacobs was the principal executive officer (“PEO”) starting on June 6, 2024, following the closing of the Equity Investment. Mark Meller was PEO for 2022 and 2023 and, for 2024, until Mr. Jacobs’ appointment. Joseph Macaluso was the only non-PEO Named Executive Officer (“non-PEO NEO”) for 2022 and 2023. Mr. Essaid, Mr. Signorello and Mr. Smith were the non-PEO NEOs for 2024.

(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 reported in the SCT above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2024	PEO (Jacobs)	189,367,735	(188,199,466)	250,060,418	—	—	251,228,687
2024	PEO (Meller)	4,036,928	—	—	—	—	4,036,928
2024	Non-PEO NEOs	14,102,512	(12,501,893)	16,564,689	—	—	18,165,309

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the SCT for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year- End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	PEO (Jacobs)	250,060,418	—	—	—	—	—	250,060,418
2024	PEO (Meller)	—	—	—	—	—	—	—
2024	Non-PEO NEOs	16,564,689	—	—	—	—	—	16,564,689

(c)	There were no changes in the actuarial present value of pension benefits for the years in the table
(d)	There were no pension benefits adjustments for the years in the table.
(3)	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 in our common stock as of December 31, 2021.
(4)	The dollar amounts reported represent the amount of net income (or loss) reflected in the audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Brad Jacobs was the principal executive officer (“PEO”) starting on June 6, 2024, following the closing of the Equity Investment. Mark Meller was PEO for 2022 and 2023 and, for 2024, until Mr. Jacobs’ appointment. Joseph Macaluso was the only non-PEO Named Executive Officer (“non-PEO NEO”) for 2022 and 2023. Mr. Essaid, Mr. Signorello and Mr. Smith were the non-PEO NEOs for 2024.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 reported in the SCT above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2024	PEO (Jacobs)	189,367,735	(188,199,466)	250,060,418	—	—	251,228,687
2024	PEO (Meller)	4,036,928	—	—	—	—	4,036,928
2024	Non-PEO NEOs	14,102,512	(12,501,893)	16,564,689	—	—	18,165,309

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the SCT for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year- End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	PEO (Jacobs)	250,060,418	—	—	—	—	—	250,060,418
2024	PEO (Meller)	—	—	—	—	—	—	—
2024	Non-PEO NEOs	16,564,689	—	—	—	—	—	16,564,689

(c)	There were no changes in the actuarial present value of pension benefits for the years in the table
(d)	There were no pension benefits adjustments for the years in the table.

Non-PEO NEO Average Total Compensation Amount			$ 14,102,512	$ 297,965	$ 277,089
Non-PEO NEO Average Compensation Actually Paid Amount			$ 18,165,309	303,565	290,571
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 reported in the SCT above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2024	PEO (Jacobs)	189,367,735	(188,199,466)	250,060,418	—	—	251,228,687
2024	PEO (Meller)	4,036,928	—	—	—	—	4,036,928
2024	Non-PEO NEOs	14,102,512	(12,501,893)	16,564,689	—	—	18,165,309

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the SCT for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year- End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	PEO (Jacobs)	250,060,418	—	—	—	—	—	250,060,418
2024	PEO (Meller)	—	—	—	—	—	—	—
2024	Non-PEO NEOs	16,564,689	—	—	—	—	—	16,564,689

(c)	There were no changes in the actuarial present value of pension benefits for the years in the table
(d)	There were no pension benefits adjustments for the years in the table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 56.12	402.4	66.22
Net Income (Loss)			$ 27,970,000	$ (1,070,000.00)	$ (280,000)
PEO Name	Mark Meller	Brad Jacobs		Mark Meller	Mark Meller
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year- End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	PEO (Jacobs)	250,060,418	—	—	—	—	—	250,060,418
2024	PEO (Meller)	—	—	—	—	—	—	—
2024	Non-PEO NEOs	16,564,689	—	—	—	—	—	16,564,689

Brad Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 189,367,735
PEO Actually Paid Compensation Amount			251,228,687
Mark Meller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,036,928	$ 1,163,706	$ 1,070,101
PEO Actually Paid Compensation Amount			4,036,928	$ 1,163,706	$ 1,070,101
PEO | Brad Jacobs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(188,199,466)
PEO | Brad Jacobs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			250,060,418
PEO | Brad Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			250,060,418
PEO | Brad Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brad Jacobs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Meller [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,501,893)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,564,689
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,564,689
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0